Cash Flow (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Statement of Cash Flows [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Cash payments for interest on indebtedness and cash payments for taxes on income are as follows:

	Quarter ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Interest	$16	$17
Taxes on income, net of refunds	21	32

Cash payments for interest on indebtedness and cash payments for taxes on income are as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Interest	$186	$177	$173
Taxes on income, net of refunds	214	139	219

Schedule of Other Significant Noncash Transactions [Table Text Block]
Non-cash investing activities include the following:

	Quarter ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Capital expenditures in accounts payable and accrued expenses	$41	$46
Capital expenditures through capital lease obligations	32	45

Non-cash investing activities include the following:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Capital expenditures in accounts payable and accrued expenses	$32	$47	$122
Capital expenditures through capital lease obligations	181	270	289
Assets acquired under long-term financing	26	32	115